Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Maximum annual contributions per employee, Amount	$ 2.2	$ 1.6
Maximum annual contributions per employee, Percent	5.00%